1. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2016
Accounts receivable	$ 226,039		$ 64,343	$ 63,061
Allowance	36,079		30,876
Depreciation and amortization	53,549	$ 59,730	79,299	227,959
Goodwill impaired	0	1,459,725	0	932,529
Uncertain tax positions			0	0
Shareholders' deficit	(9,007,487)	$ (5,340,742)	$ (4,846,226)	$ (3,430,321)	$ (8,205,750)	$ (9,022,580)	$ (3,746,721)	$ (3,312,890)	$ (1,599,297)
Right of use - assets	430,640
Operating lease liabilities	$ 430,640
Equipment, furniture and fixtures [Member]
Property useful lives	5-7 years		5-7 years
Leasehold Improvements [Member]
Property useful lives	10 years or lease term, if shorter		10 years or lease term, if shorter